Oct. 15, 2024
October 15, 2024 Supplement to the Summary Prospectus and Statutory Prospectus, each dated June 28, 2024
SoFi Select 500 ETF | SoFi Select 500 ETF
SFY
SoFi Select 500 ETF

Effective immediately, with respect to the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus, the fourth paragraph is amended and restated to read as follows:

The Index is rebalanced and reconstituted semi-annually, effective on the first Wednesday of each May and each November based on data as of the tenth business day prior to the reconstitution date. As of June 1, 2024, the three largest Index constituents and the weights were as follows: NVIDIA Corp; 14.92%; Amazon.com Inc. 8.85%; and Microsoft Corp. 5.16%.

Please retain this Supplement for future reference.